Intangible Assets - Schedule of Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	$ 1,184	$ 1,102
Accumulated Amortization	743	662
Development in Progress	167	130
Total	608	570
Computer Applications Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	1,178	1,097
Accumulated Amortization	738	657
Development in Progress	167	130
Total	607	570
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets	6	5
Accumulated Amortization	5	5
Development in Progress	0	0
Total	$ 1	$ 0